Retained earnings (Details) - USD ($)	1 Months Ended	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Retained earnings
Balance at the beginning		$ (207,140,000)	$ (272,215,000)	$ (486,000)
Profit / (loss) for the year	$ (651,973)	(70,393,000)	65,075,000	(271,729,000)
Balance at the end	$ (272,215,000)	$ (277,533,000)	$ (207,140,000)	$ (272,215,000)